Citi

200 Boylston Street

Boston, Massachusetts 02199

October 20, 2016

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc. (the “Registrant”) File Nos. 33-96132; 811-09086 Filing pursuant to Rule 497(e)

Dear Sir or Madam:

On behalf of the above referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectuses supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 4, 2016 (Accession No. 0001144204-16-126701), which is incorporated herein by reference.

Please feel free to contact the undersigned at 617-859-3437 if you have questions in connection with this filing.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes

Secretary to the Registrant

cc:       Michele Teichner, TD Asset Management USA Funds Inc.